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                        PAINEWEBBER GLOBAL EQUITY FUND

                SUPPLEMENT TO PROSPECTUS DATED AUGUST 24, 1995

The following information revises the information contained in the Fund's
Prospectus:

For purchases of Fund shares made on or after November 10, 1995, the following changes to the Fund's Class A, Class B, Class C and Class E shares will be in effect:

a. Class A Shares. Class A shares of the Fund purchased without an initial sales charge due to the sales charge waiver for purchases of $1 million or more and held less than one year are subject to a contingent deferred sales charge ("CDSC") upon redemption. The holding period of Class A shares of the Fund acquired through an exchange with another PaineWebber mutual fund ("PW Fund") is calculated from the date the Class A shares of that PW Fund were initially purchased without a sales charge. The Class A CDSC equals 1% of the lower of:
(a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. Class A shares of the Fund held one year or longer and Class A shares of the Fund acquired through reinvestment of dividends or capital gains distributions are not subject to this CDSC. The CDSC for Class A shares of the Fund is waived for redemptions in connection with the systematic withdrawal plan, subject to the limitations described below.

b. Class B Shares (Formerly Class E Shares). Effective November 10, 1995, all Class E shares will be renamed Class B shares.

The description of the calculation of the CDSC for Class B shares of the Fund has been modified slightly. The maximum CDSC for Class B shares of the Fund equals 5% of the lower of: (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. Class B shares of the Fund held six years or longer and Class B shares acquired through reinvestment of dividends or capital gains distributions are not subject to the CDSC. The CDSC for Class B shares of the Fund is waived under the circumstances described in the Fund's Prospectus. Class B shares of the Fund convert into Class A shares as described in the Fund's Prospectus.

c. Class C Shares (Formerly Class B Shares). Effective November 10, 1995, all Class B shares will be renamed Class C shares.

Class C shares of the Fund held less than one year will be subject to a CDSC on redemptions. The holding period of Class C shares of the Fund acquired through an exchange with another PW Fund is calculated from the date the Class C shares of that PW Fund were initially purchased without a sales charge. The CDSC on Class C shares equals 1% of the lower of: (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. Redemptions of Class C shares of the Fund acquired through an exchange and held less than one year will be subject to the same CDSC that would have been imposed on Class C shares of the PW Fund originally purchased that were subsequently exchanged into Class C shares of the Fund. Class C shares of the Fund held


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one year or longer and Class C shares of the Fund acquired through reinvestment of dividends or capital gains distributions are not subject to the CDSC. The CDSC for Class C shares of the Fund is waived for redemptions in connection with the systematic withdrawal plan, subject to the limitations described below.

d. Class Y Shares (Formerly Class C Shares). Effective November 10, 1995, all Class C shares will be renamed Class Y shares.

e. Waivers for Systematic Withdrawal Plan. Shareholders who own Class A shares or Class C shares (formerly Class B shares) of the Fund with a value of $5,000 or more may have PaineWebber redeem a portion of their shares monthly, quarterly or semi-annually under the systematic withdrawal plan. Shareholders who participate in the systematic withdrawal plan must elect to have all dividends reinvested in additional shares of the same Class. The minimum amount for all withdrawals of Class A or Class C shares is $100. Provided that the shareholder does not withdraw an amount exceeding 12% in the first year after purchase of his or her "Initial Account Balance," a term that means the value of the Fund account at the time the shareholder elects to participate in the systematic withdrawal plan, no CDSC is imposed on such withdrawals within the first year after purchase for (1) Class A shares purchased pursuant to the sales charge waiver for purchases of $1 million or more and (2) Class C shares. Class A and Class C shareholders' participation in the systematic withdrawal plan will terminate automatically if the Initial Account Balance (plus the net asset value on the date of purchase of Fund shares acquired after the election to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than $5,000. No changes have been made to the systematic withdrawal plan with respect to Class B shares (formerly Class E shares).

Dated:  November 6, 1995

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            MITCHELL HUTCHINS/KIDDER, PEABODY ASSET ALLOCATION FUND

       SUPPLEMENT TO PROSPECTUS DATED DECEMBER 29, 1994, AS SUPPLEMENTED
                                 JUNE 22, 1995

The following information revises the information contained in the Fund's
Prospectus:

    1. Effective November 1, 1995, the name of the Fund was changed to "PaineWebber Tactical Allocation Fund."

    2. For purchases of Fund shares made on or after November 10, 1995, the following changes to the Fund's Class A, Class B and Class C shares will be in effect:

    a. Class A Shares. Class A shares of the Fund purchased without an initial sales charge due to the sales charge waiver for purchases of $1 million or more and held less than one year are subject to a contingent deferred sales charge ("CDSC") upon redemption. The holding period of Class A shares of the Fund acquired through an exchange with another PaineWebber mutual fund ("PW Fund") is calculated from the date the Class A shares of that PW Fund were initially purchased without a sales charge. The Class A CDSC equals 1% of the lower of: (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. Class A shares of the Fund held one year or longer and Class A shares of the Fund acquired through reinvestment of dividends or capital gains distributions are not subject to this CDSC. The CDSC for Class A shares of the Fund is waived for redemptions in connection with the systematic withdrawal plan, subject to the limitations described below.

    b. Class C Shares (Formerly Class B Shares). Effective November 10, 1995, all Class B shares will be renamed Class C shares.

    Class C shares of the Fund held less than one year will be subject to a CDSC on redemptions. The holding period of Class C shares of the Fund acquired through an exchange with another PW Fund is calculated from the date the Class C shares of that PW Fund were initially purchased without a sales charge. The CDSC on Class C shares equals 1% of the lower of: (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. Redemptions of Class C shares of the Fund acquired through an exchange and held less than one year will be subject to the same CDSC that would have been imposed on Class C shares of the PW Fund originally purchased that were subsequently exchanged into Class C shares of the Fund. Class C shares of the Fund held one year or longer and Class C shares of the Fund acquired through reinvestment of dividends or capital gains distributions are not subject to the CDSC. The CDSC for Class C shares of the Fund is waived for redemptions in connection with the systematic withdrawal plan, subject to the limitations described below.

    c. Class Y Shares (Formerly Class C Shares). Effective November 10, 1995, all Class C shares will be renamed Class Y shares.

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    Class Y shares are no longer available for purchase by (1) former employees of Kidder, Peabody & Co. Incorporated ("Kidder, Peabody") and their associated accounts; (2) directors or trustees of any former Kidder, Peabody fund; or (3) employee benefit plans of Kidder, Peabody. Investors in category (1) or (2) above may purchase Class A shares, and the initial sales charge on Class A shares is waived for such purchases. Dividends on Class Y shares held by these shareholders may be reinvested in additional Class Y shares, but they will not be permitted to make any new purchases.

    d. Waivers for Systematic Withdrawal Plan. Shareholders who own Class A or Class C shares (formerly Class B shares) of the Fund with a value of $5,000 or more may have PaineWebber redeem a portion of their shares monthly, quarterly or semi-annually under the systematic withdrawal plan. Shareholders who participate in the systematic withdrawal plan must elect to have all dividends reinvested in additional shares of the same Class. The minimum amount for all withdrawals of Class A or Class C shares is $100. Provided that the shareholder does not withdraw an amount exceeding 12% in the first year after purchase of his or her "Initial Account Balance," a term that means the value of the Fund account at the time the shareholder elects to participate in the systematic withdrawal plan, no CDSC is imposed on such withdrawals within the first year after purchase for (1) Class A shares purchased pursuant to the sales charge waiver for purchases of $1 million or more and (2) Class C shares. Class A and Class C shareholders' participation in the systematic withdrawal plan will terminate automatically if the Initial Account Balance (plus the net asset value on the date of purchase of Fund shares acquired after the election to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than $5,000.

Dated: November 6, 1995

This Prospectus Supplement does not replace any prior supplements to the Fund's Prospectus.